SUPPLEMENT DATED JUNE 14, 2006 TO THE STATEMENT

OF ADDITIONAL INFORMATION DATED MAY 1, 2006

JNL® SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 50, in the section entitled "Trustee Compensation", please delete the first table in its entirety and replace it with the following:

Trustee	Aggregate Compensation from Trust*	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and from Fund Complex
Joseph Frauenheim	$70,000	$0	$0	$70,000
Richard McLellan	$65,000	$0	$0	$65,000
Dominic D’Annunzio	$72,500	$0	$0	$72,500**
Michael Bouchard	$60,000	$0	$0	$60,000
Michelle Engler	$60,000	$0	$0	$60,000

* The fees paid to the independent Trustees are paid for combined meetings of the Funds in the Fund Complex. The fees are allocated to the Funds and it affiliated investment companies on a pro-rata basis based on net assets.

** Mr. D’Annunzio deferred $36,250.

On pages 119 through 121, in the section entitled "Investment Sub-Advisers and Portfolio Managers" for Wellington Management Company, LLP please replace the following tables under sub-section entitled "Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest" for the JNL/Select Balanced Fund, JNL/Select Global Growth Fund, JNL/Select Large Cap Growth Fund, and JNL/Select Value Fund:

The following table reflects information as of December 31, 2005:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

JNL/Select Balanced Fund

Edward P. Bousa	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	5	$35,428.3
other pooled investment vehicles:	3	$211.7
other accounts:	19	$749.2

Accounts where advisory fee is based on account performance (subset of above)

Edward P. Bousa	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	2	$25,969.7
other pooled investment vehicles:	0	$0
other accounts:	0	$0

John C. Keogh	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	4	$4,906.2
other pooled investment vehicles:	0	$0
other accounts:	32	$2,550.3

Christopher L. Gootkind	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	4	$4,906.2
other pooled investment vehicles:	0	$0
other accounts:	6	$2.2

JNL/Select Global Growth Fund

Jean-Marc Berteaux	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	15	$4,518.9
other pooled investment vehicles:	16	$3,128.0
other accounts:	23	$3,433.7

Accounts where advisory fee is based on account performance (subset of above)

Jean-Marc Berteaux	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	1	$131.2

Matthew D. Hudson	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	15	$4,518.9
other pooled investment vehicles:	16	$3,128.0
other accounts:	29	$3,435.0

Accounts where advisory fee is based on account performance (subset of above)

Matthew D. Hudson	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	1	$131.2

Andrew S. Offit	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	15	$4,518.9
other pooled investment vehicles:	16	$3,128.0
other accounts:	33	$3,443.4

Accounts where advisory fee is based on account performance (subset of above)

Andrew S. Offit	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	1	$131.2

JNL/Select Large Cap Growth Fund

John A. Boselli	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	9	$2,762.9
other pooled investment vehicles:	9	$1,434.9
other accounts:	39	$6,580.5

Accounts where advisory fee is based on account performance (subset of above)

John A. Boselli	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	1	$319.2

Andrew J. Shilling	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	9	$2,977.8
other pooled investment vehicles:	9	$1,532.2
other accounts:	54	$7,725.7

Accounts where advisory fee is based on account performance (subset of above)

Andrew J. Shilling	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	1	$319.2

JNL/Select Value Fund

Karen H. Grimes	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	1	$93.4
other pooled investment vehicles:	1	$1.6
other accounts:	11	$1.2

John R. Ryan	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	11	$9,950.8
other pooled investment vehicles:	3	$41.4
other accounts:	44	$3,075.2

Accounts where advisory fee is based on account performance (subset of above)

John R. Ryan	Number Of Accounts	Total Assets ($ mil)*
registered investment companies:	3	$7,203.1
other pooled investment vehicles:	0	$0
other accounts:	0	$0

* Assets are rounded to the nearest one hundred thousand dollars.

On page 128, in the section entitled “The Distributor” please delete the first paragraph in its entirety and replace it with the following:

The Distributor. Jackson National Life Distributors LLC (the "Distributors" or "JNLD"), 8055 E. Tufts Avenue, Denver, Colorado 80237 is the distributor of the shares of the Trust. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Trustees on August 31, 2005.

This Supplement is dated June 14, 2006.

(To be used with V3180 Rev. 05/06)

V6018 6/06

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